The Date of Authorization for Issuance of the Consolidated Financial Statements and Procedures for Authorization - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Authorization Of Financial Statements [Abstract]
Date of authorisation for issue of financial statements	Mar. 10, 2020